Consolidated statements of stockholders' equity (deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)
Stockholders' equity, balance at beginning of the period (Predecessor) at Dec. 31, 2013	$ 497,264	$ 14	$ 424,377	$ 72,873
Balance at beginning of period (in shares) (Predecessor) at Dec. 31, 2013	1,422,160	1,422,160
Restricted stock issuances | Predecessor	15,278	15,278
Restricted stock forfeited | Predecessor	(11,497)	(11,497)
Restricted stock repurchased | Predecessor		(2,025)
Stock-based compensation | Predecessor	$ 5,301	$ 0	5,301	0
Net income (loss) | Predecessor	209,293	0	0	209,293
Stockholders' equity, balance at end of the period (Predecessor) at Dec. 31, 2014	$ 711,858	$ 14	429,678	282,166
Balance at end of period (in shares) (Predecessor) at Dec. 31, 2014	1,423,916	1,423,916
Restricted stock issuances | Predecessor	1,209	1,209
Restricted stock forfeited | Predecessor	(15,091)	(15,091)
Restricted stock repurchased | Predecessor		(5,725)
Stock-based compensation | Predecessor	$ 1,629	$ 0	1,629	0
Net income (loss) | Predecessor	(1,333,844)	0	0	(1,333,844)
Stockholders' equity, balance at end of the period (Predecessor) at Dec. 31, 2015	$ (620,357)	$ 14	431,307	(1,051,678)
Balance at end of period (in shares) (Predecessor) at Dec. 31, 2015	1,404,309	1,404,309
Restricted stock forfeited | Predecessor	(9,006)	(9,006)
Restricted stock repurchased | Predecessor		(2,597)
Stock-based compensation | Predecessor	$ (6,076)	$ 0	(6,076)	0
Net income (loss) | Predecessor	(415,720)	0	0	(415,720)
Stockholders' equity, balance at end of the period (Predecessor) at Dec. 31, 2016	$ (1,042,153)	$ 14	425,231	(1,467,398)
Balance at end of period (in shares) (Predecessor) at Dec. 31, 2016	1,392,706	1,392,706
Restricted stock forfeited | Predecessor		(1,454)
Restricted stock cancelled | Predecessor		(8,964)
Stock-based compensation | Predecessor	$ 194		194
Net income (loss) | Predecessor	1,041,959			1,041,959
Stockholders' equity, balance at end of the period (Predecessor) at Mar. 21, 2017	(1,012,089)	$ 14	425,425	(425,439)
Stockholders' equity, balance at end of the period at Mar. 21, 2017	$ 949,063	$ 450	948,613
Balance at end of period (in shares) (Predecessor) at Mar. 21, 2017		1,382,288
Balance at end of period (in shares) at Mar. 21, 2017	44,982,142	44,982,142
Net income (loss)	$ (19,683)			(19,683)
Stockholders' equity, balance at end of the period at Mar. 31, 2017	929,380	$ 450	948,613	(19,683)
Balance at end of period (in shares) at Mar. 31, 2017		44,982,142
Issuance of Successor common stock - rights offering	50,027	$ 42	49,985
Issuance of Successor common stock - rights offering (in shares)		4,197,210
Issuance of Successor common stock - backstop premium	4	$ 4
Issuance of Successor common stock - backstop premium (in shares)		367,030
Issuance of Successor common stock - settlement of claims	898,914	$ 404	898,510
Issuance of Successor common stock - settlement of claims (in shares)		40,417,902
Issuance of Successor warrants	$ 118		118
Cancellation of equity | Predecessor		$ (14)	$ (425,425)	$ 425,439
Cancellation of equity (in shares) | Predecessor		(1,382,288)